Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	¥ 991,644		¥ 823,839	¥ 503,139
Deferred income tax expense	(596,544)		(369,064)	(262,321)
Total	¥ 395,100	$ 55,649	¥ 454,775	¥ 240,818